Trade and other payables - Summary Of Trade And Other Payables Detailed Information (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	€ 77,651	€ 75,249
Other taxation and social security	9,835	3,196
Other payables	1,106	2,132
Accruals	58,761	62,732
Total	€ 147,353	€ 143,309